CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 23,856	$ 33,905
Accounts receivable, net of allowance	65,757	54,720
Restricted cash	57	34,833
Other current assets	13,233	14,066
Total current assets	102,903	137,524
Oil and natural gas properties	1,419,589	1,342,453
Less accumulated depletion and amortization	(106,128)	(54,785)
Total oil and natural gas properties, net	1,313,461	1,287,668
Other property and equipment	116,149	104,879
Less accumulated depreciation	(11,244)	(5,356)
Total other property and equipment, net	104,905	99,523
Restricted cash		0
Other noncurrent assets	18,338	21,687
Total assets	1,539,607	1,546,402
Current liabilities:
Accounts payable and accrued expenses	117,801	97,877
Derivative instruments	26,409	49,949
Current portion of long-term debt		0
Liabilities subject to compromise	57	34,833
Total current liabilities	144,267	182,659
Long-term debt	391,512	379,000
Derivative instruments	4,664	25,332
Liabilities subject to compromise		0
Deferred income taxes	5,033	1,888
Asset retirement obligation	89,404	94,509
Other noncurrent liabilities	15,617	3,704
Commitments and Contingencies-Note 7
Equity:
Successor common stock	81	33
Additional paid-in-capital	915,028	545,345
Treasury stock, at cost	(20,265)	0
Retained earnings (Accumulated deficit)	(5,734)	(21,068)
Total equity	889,110	859,310
Total liabilities and equity	1,539,607	1,546,402
Series A Convertible Preferred Stock
Equity:
Series A preferred stock	$ 0	$ 335,000
Predecessor
Current assets:
Cash and cash equivalents			$ 30,483
Accounts receivable, net of allowance			51,175
Restricted cash			128
Other current assets			16,218
Total current assets			98,004
Oil and natural gas properties			5,026,810
Less accumulated depletion and amortization			(2,789,368)
Total oil and natural gas properties, net			2,237,442
Other property and equipment			123,460
Less accumulated depreciation			(20,759)
Total other property and equipment, net			102,701
Restricted cash			197,793
Other noncurrent assets			16,110
Total assets			2,652,050
Current liabilities:
Accounts payable and accrued expenses			68,998
Derivative instruments			8,896
Current portion of long-term debt			891,259
Liabilities subject to compromise			0
Total current liabilities			969,153
Long-term debt			0
Derivative instruments			10,221
Liabilities subject to compromise			1,000,553
Deferred income taxes			0
Asset retirement obligation			138,751
Other noncurrent liabilities			30,409
Commitments and Contingencies-Note 7
Equity:
Additional paid-in-capital			2,798,713
Retained earnings (Accumulated deficit)			(2,295,750)
Total equity			502,963
Total liabilities and equity			$ 2,652,050